Aberdeen Global Equity Fund
Aberdeen Global Equity Fund
ABERDEEN FUNDS Aberdeen Global Equity Fund Supplement dated May 31, 2019 to the Prospectus dated February 28, 2019, as supplemented to date (the “Prospectus”)

Effective June 1, 2019, the MSCI All Country World Index will replace the MSCI World Index as the Fund’s primary benchmark.  Accordingly, effective June 1, 2019, the following replaces the second paragraph in the section entitled “Summary — Aberdeen Global Equity Fund — Performance” in the Prospectus beginning on page 25:

The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World Index and the MSCI World Index. Effective June 1, 2019, the MSCI All Country World Index replaced the MSCI World Index as the Fund’s primary benchmark. The Adviser believes that the MSCI All Country World Index is a more meaningful comparison given the nature of the emerging markets exposure of the Fund’s holdings. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Additionally, effective June 1, 2019, the following replaces the table in the section entitled “Summary — Aberdeen Global Equity Fund — Performance — Average Annual Total Returns as of December 31, 2018” in the Prospectus beginning on page 25:

Average Annual Returns - Aberdeen Global Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(16.78%)	(0.72%)	6.02%
Class C	(13.07%)	(0.20%)	5.95%
Class R	(12.06%)	0.12%	6.36%
Institutional Class	(11.39%)	0.78%	6.97%
Institutional Service Class	(11.45%)	0.78%	6.90%
After Taxes on Distributions | Class A	(18.67%)	(2.06%)	4.97%
After Taxes on Distributions and Sale of Fund Shares | Class A	(8.94%)	(0.79%)	4.53%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	(8.93%)	4.82%	10.05%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(8.20%)	5.14%	10.29%

This supplement is dated May 31, 2019. Please retain this supplement for future reference.